Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Schedule of computation of basic and diluted earnings per share

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020

Net income for purposes of calculating basic and diluted earnings per share	86,282	52,100	36,997
Weighted average shares outstanding	84,591	84,360	81,659
Dilutive effect of employee stock options	482	358	318
Dilutive effect of restricted and performance share units	1,127	1,038	890
Weighted average common and common equivalent shares outstanding	86,200	85,756	82,867
Earnings per share
Basic	1.02	0.62	0.45
Diluted	1.00	0.61	0.45